UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2011.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Widolff
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     02/13/2012
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     130

Form 13F Information Table Value Total:    261,769
              		                 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1770    40920 SH       Sole                    40920
AGCO Corp                      COM              001084102     2145    49925 SH       Sole                    49925
AT & T, Inc. New               COM              00206r102     1317    43560 SH       Sole                    43560
Abbott Laboratories            COM              002824100     4613    82040 SH       Sole                    82040
Alkermes PLC                   COM              g01767105     1065    61351 SH       Sole                    61351
Alliance One International     COM              018772103     2494   917064 SH       Sole                   917064
Altria Group Inc.              COM              02209s103     3595   121245 SH       Sole                   121245
America Movil ADR              COM              02364W105      520    23000 SH       Sole                    23000
American Express Co.           COM              025816109      390     8268 SH       Sole                     8268
American International Group   COM              026874107      378    16281 SH       Sole                    16281
Andersons Inc.                 COM              034164103      940    21527 SH       Sole                    21527
Apollo Group                   COM              037604105     6127   113738 SH       Sole                   113738
Apple Computer Inc.            COM              037833100      363      897 SH       Sole                      897
Automatic Data Processing      COM              053015103     2264    41926 SH       Sole                    41926
Avon Products Inc.             COM              054303102     2208   126383 SH       Sole                   126383
BP p.l.c.                      COM              055622104     5103   119392 SH       Sole                   119392
Bank of America Corp           COM              060505104     1272   228762 SH       Sole                   228762
Bank of New York Mellon Corp   COM              064058100     3908   196304 SH       Sole                   196304
Berkshire Hathaway Inc. Class  COM              084670207     1671    21900 SH       Sole                    21900
Bioscrip, Inc.                 COM              09069n108      523    95735 SH       Sole                    95735
Boeing Company                 COM              097023105     1082    14747 SH       Sole                    14747
Bridgepoint Education Inc.     COM              10807m105     1231    53506 SH       Sole                    53506
Bristol Myers Squibb Co.       COM              110122108      233     6607 SH       Sole                     6607
British American Tobacco       COM              110448107     1936    20400 SH       Sole                    20400
CVS Caremark Corp              COM              126650100     4723   115822 SH       Sole                   115822
Career Education Corp          COM              141665109      520    65284 SH       Sole                    65284
Central Pacific Financial Co   COM              154760409     1785   138159 SH       Sole                   138159
Chevron Corp.                  COM              166764100     3455    32468 SH       Sole                    32468
Cisco Sys Inc.                 COM              17275R102      205    11311 SH       Sole                    11311
Coca-Cola Company              COM              191216100     4605    65807 SH       Sole                    65807
Columbia Sportswear Co.        COM              198516106      261     5604 SH       Sole                     5604
Comcast Corp Class A           COM              20030n101     2346    98965 SH       Sole                    98965
ConocoPhillips                 COM              20825c104     2664    36560 SH       Sole                    36560
Costco Wholesale Corp          COM              22160k105     1030    12364 SH       Sole                    12364
Coventry Health Care Inc.      COM              222862104     1151    37907 SH       Sole                    37907
DR Horton, Inc                 COM              23331a109      213    16900 SH       Sole                    16900
Dell Corp                      COM              24702r101      677    46278 SH       Sole                    46278
Diageo PLC ADR                 COM              25243q205     2158    24689 SH       Sole                    24689
DirecTV Class A                COM              25459l106      513    11999 SH       Sole                    11999
Dow Chemical Company           COM              260543103     2957   102809 SH       Sole                   102809
Dr. Pepper Snapple Group       COM              26138e109     4014   101662 SH       Sole                   101662
E. I. Du Pont De Nemours       COM              263534109     2479    54150 SH       Sole                    54150
Express Scripts Inc.           COM              302182100      797    17840 SH       Sole                    17840
Exxon Mobil Corp               COM              30231G102     3118    36792 SH       Sole                    36792
FirstService Corporation       COM              33761N109      244     9216 SH       Sole                     9216
Franklin Resources Inc.        COM              354613101     2044    21275 SH       Sole                    21275
General Electric Co.           COM              369604103      858    47903 SH       Sole                    47903
Glaxo SmithKline PLC           COM              37733W105     3294    72195 SH       Sole                    72195
Granite Construction Inc.      COM              387328107      498    21000 SH       Sole                    21000
H & R Block Inc.               COM              093671105     4471   273775 SH       Sole                   273775
Health Mgmt Assoc.             COM              421933102     1408   191075 SH       Sole                   191075
Hewlett Packard                COM              428236103      490    19022 SH       Sole                    19022
Home Depot Inc.                COM              437076102     2115    50316 SH       Sole                    50316
Hospira Inc.                   COM              441060100     3635   119690 SH       Sole                   119690
ITT Educational Services       COM              45068b109     1365    24000 SH       Sole                    24000
Illinois Tool Works Inc.       COM              452308109      274     5875 SH       Sole                     5875
Ingersoll Rand Co              COM              g47791101      437    14350 SH       Sole                    14350
Intel Corp.                    COM              458140101     2262    93294 SH       Sole                    93294
Interpublic Group              COM              460690100      879    90378 SH       Sole                    90378
Jamba Inc.                     COM              47023a101       17    13200 SH       Sole                    13200
Janus Capital Group Inc.       COM              47102X105      127    20100 SH       Sole                    20100
Johnson & Johnson              COM              478160104     5307    80931 SH       Sole                    80931
Kraft Foods Inc.               COM              50075n104     2271    60795 SH       Sole                    60795
Kroger Co.                     COM              501044101     4544   187600 SH       Sole                   187600
Lincoln Educational            COM              533535100      330    41824 SH       Sole                    41824
Lowes Companies                COM              548661107     1294    50970 SH       Sole                    50970
Manpower Inc.                  COM              56418h100      545    15250 SH       Sole                    15250
Marsh & McLennan Co.           COM              571748102     4873   154121 SH       Sole                   154121
Mastercard Inc.                COM              57636q104     3207     8601 SH       Sole                     8601
McDonalds Corp                 COM              580135101     2371    23629 SH       Sole                    23629
Medco Health Solutions, Inc.   COM              58405u102     4972    88950 SH       Sole                    88950
Medtronic Inc.                 COM              585055106     5851   152970 SH       Sole                   152970
Merck & Co.Inc. New            COM              58933y105     6426   170449 SH       Sole                   170449
Mercury General Corp           COM              589400100      525    11500 SH       Sole                    11500
Microsoft Corp.                COM              594918104     6534   251705 SH       Sole                   251705
Molson Coors Brewing Co        COM              60871r209     5986   137482 SH       Sole                   137482
Motorola Solutions, Inc        COM              620076307      606    13092 SH       Sole                    13092
Newell Rubbermaid Inc.         COM              651229106     1948   120600 SH       Sole                   120600
News Corp Class A              COM              65248e104      240    13466 SH       Sole                    13466
Nike Inc Class B               COM              654106103     1068    11081 SH       Sole                    11081
Oracle Corp                    COM              68389X105      354    13808 SH       Sole                    13808
PRGX Global Inc                COM              69357c503      869   146129 SH       Sole                   146129
Paychex Inc.                   COM              704326107     3278   108872 SH       Sole                   108872
Pepsico Inc.                   COM              713448108     7763   116995 SH       Sole                   116995
Petroleo Brasileiro SA         COM              71654v408      492    19800 SH       Sole                    19800
Pfizer Inc.                    COM              717081103     3899   180157 SH       Sole                   180157
Philip Morris International    COM              718172109    12275   156406 SH       Sole                   156406
Plum Creek Timber Company      COM              729251108      318     8685 SH       Sole                     8685
Precision Castparts Corp       COM              740189105     2005    12170 SH       Sole                    12170
Procter & Gamble Co.           COM              742718109     1197    17941 SH       Sole                    17941
Quest Diagnostics Inc.         COM              74834l100      639    11000 SH       Sole                    11000
Ralcorp Holdings. Inc.         COM              751028101      509     5949 SH       Sole                     5949
Raytheon Company               COM              755111507      668    13800 SH       Sole                    13800
Safeway Inc.                   COM              786514208      381    18116 SH       Sole                    18116
Spectra Energy Corp.           COM              847560109      205     6671 SH       Sole                     6671
Stancorp Financial Group       COM              852891100      626    17026 SH       Sole                    17026
TNS, Inc.                      COM              872960109      355    20052 SH       Sole                    20052
Textainer Group Holdings Limit COM              g8766e109     1529    52500 SH       Sole                    52500
The Travelers Companies Inc.   COM              89417e109     5317    89859 SH       Sole                    89859
Time Warner Cable Inc.         COM              88732j207      300     4724 SH       Sole                     4724
Time Warner Inc.               COM              887317303      725    20059 SH       Sole                    20059
Transocean Inc.                COM              H8817H100     1057    27545 SH       Sole                    27545
Unilever NV New York Shs       COM              904784709     4091   119034 SH       Sole                   119034
United Parcel Service Inc.     COM              911312106     1446    19755 SH       Sole                    19755
Unitedhealth Group Inc.        COM              91324p102     4306    84955 SH       Sole                    84955
Universal Technical Institute  COM              913915104      399    31183 SH       Sole                    31183
Unum Group                     COM              91529y106     1048    49721 SH       Sole                    49721
Valero Energy Corp.            COM              91913y100     1579    75000 SH       Sole                    75000
Value Line Inc.                COM              920437100      490    47624 SH       Sole                    47624
Verizon Communications         COM              92343V104     2840    70781 SH       Sole                    70781
Visa, Inc.                     COM              92826c839     1309    12890 SH       Sole                    12890
Waddell & Reed Financial       COM              930059100      948    38258 SH       Sole                    38258
Wal Mart Stores                COM              931142103     6838   114426 SH       Sole                   114426
Walt Disney Holding Co.        COM              254687106      202     5381 SH       Sole                     5381
Washington Federal             COM              938824109      501    35810 SH       Sole                    35810
Weight Watchers Intl. Inc.     COM              948626106     2055    37352 SH       Sole                    37352
Wellpoint Inc.                 COM              94973v107     4344    65571 SH       Sole                    65571
Western Union Company          COM              959802109     1780    97457 SH       Sole                    97457
Willbros Group, Inc            COM              969203108      120    32625 SH       Sole                    32625
Yum! Brands, Inc.              COM              988498101      981    16622 SH       Sole                    16622
Zimmer Holdings                COM              98956p102     3993    74750 SH       Sole                    74750
Gruma SA ADR                   FOR              400131306      533    70987 SH       Sole                    70987
LyondellBasell Industries N.V. FOR              n53745100      357    11000 SH       Sole                    11000
Nokia Corp Sponsored ADR       FOR              654902204       76    15800 SH       Sole                    15800
PetroChina Company Limited ADR FOR              71646e100      727     5850 SH       Sole                     5850
Royal Dutch Shell PLC          FOR              780259206      209     2853 SH       Sole                     2853
SK Telecom ADR                 FOR              78440p108     1272    93475 SH       Sole                    93475
Telefonica S.A. ADR            FOR              879382208     1516    88186 SH       Sole                    88186
Telenorte Leste Participaoes A FOR              879246106     2614   274843 SH       Sole                   274843
Vale S.A.                      FOR              91912e105      300    14000 SH       Sole                    14000